Document and Entity Information	Jul. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 27, 2021
Entity Registrant Name	NEXPOINT RESIDENTIAL TRUST, INC.
Entity Central Index Key	0001620393
Entity Emerging Growth Company	false
Entity File Number	001-36663
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	47-1881359
Entity Address, Address Line One	2515 McKinney Avenue
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	833
Local Phone Number	463-6697
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	NXRT
Security Exchange Name	NYSE